Corporate debt, Repayment schedule (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Repayment schedule [Abstract]
Corporate debt	$ 993,725	$ 723,791	$ 684,073
2020 [Member]
Repayment schedule [Abstract]
Corporate debt		28,706
2021 [Member]
Repayment schedule [Abstract]
Corporate debt	23,648	18,023
2022 [member]
Repayment schedule [Abstract]
Corporate debt	0	182,481
2023 [Member]
Repayment schedule [Abstract]
Corporate debt	2,036	100,513
2024 [Member]
Repayment schedule [Abstract]
Corporate debt	2,036	100,413
2025 [Member]
Repayment schedule [Abstract]
Corporate debt	448,133
Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	517,872	293,655
Revolving Credit Facility [Member]
Repayment schedule [Abstract]
Corporate debt		81,865
Revolving Credit Facility [Member] | 2020 [Member]
Repayment schedule [Abstract]
Corporate debt		701
Revolving Credit Facility [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt		0
Revolving Credit Facility [Member] | 2022 [member]
Repayment schedule [Abstract]
Corporate debt		81,164
Revolving Credit Facility [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt		0
Revolving Credit Facility [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt		0
Revolving Credit Facility [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt		0
Note Issuance Facility 2017 [Member]
Repayment schedule [Abstract]
Corporate debt		302,327
Note Issuance Facility 2017 [Member] | 2020 [Member]
Repayment schedule [Abstract]
Corporate debt		84
Note Issuance Facility 2017 [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt		0
Note Issuance Facility 2017 [Member] | 2022 [member]
Repayment schedule [Abstract]
Corporate debt		101,317
Note Issuance Facility 2017 [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt		100,513
Note Issuance Facility 2017 [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt		100,413
Note Issuance Facility 2017 [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt		0
2017 Credit Facility [Member]
Repayment schedule [Abstract]
Corporate debt	41	10,089
2017 Credit Facility [Member] | 2020 [Member]
Repayment schedule [Abstract]
Corporate debt		4
2017 Credit Facility [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	41	10,085
2017 Credit Facility [Member] | 2022 [member]
Repayment schedule [Abstract]
Corporate debt	0	0
2017 Credit Facility [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
2017 Credit Facility [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
2017 Credit Facility [Member] | 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2017 Credit Facility [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Note Issuance Facility 2019 [Member]
Repayment schedule [Abstract]
Corporate debt	343,999	301,593
Note Issuance Facility 2019 [Member] | 2020 [Member]
Repayment schedule [Abstract]
Corporate debt		0
Note Issuance Facility 2019 [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	0	7,938
Note Issuance Facility 2019 [Member] | 2022 [member]
Repayment schedule [Abstract]
Corporate debt	0	0
Note Issuance Facility 2019 [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Note Issuance Facility 2019 [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Note Issuance Facility 2019 [Member] | 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	343,999
Note Issuance Facility 2019 [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0	293,655
Commercial Paper [Member]
Repayment schedule [Abstract]
Corporate debt	21,224	27,917
Commercial Paper [Member] | 2020 [Member]
Repayment schedule [Abstract]
Corporate debt		27,917
Commercial Paper [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	21,224	0
Commercial Paper [Member] | 2022 [member]
Repayment schedule [Abstract]
Corporate debt	0	0
Commercial Paper [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Commercial Paper [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Commercial Paper [Member] | 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Commercial Paper [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0	$ 0
2020 Green Private Placement [Member]
Repayment schedule [Abstract]
Corporate debt	351,315
2020 Green Private Placement [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	289
2020 Green Private Placement [Member] | 2022 [member]
Repayment schedule [Abstract]
Corporate debt	0
2020 Green Private Placement [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2020 Green Private Placement [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2020 Green Private Placement [Member] | 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2020 Green Private Placement [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	351,026
Note Issuance Facility 2020 [Member]
Repayment schedule [Abstract]
Corporate debt	166,846
Note Issuance Facility 2020 [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility 2020 [Member] | 2022 [member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility 2020 [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility 2020 [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility 2020 [Member] | 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility 2020 [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	166,846
Green Exchangeable Notes [Member]
Repayment schedule [Abstract]
Corporate debt	104,227
Green Exchangeable Notes [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	2,083
Green Exchangeable Notes [Member] | 2022 [member]
Repayment schedule [Abstract]
Corporate debt	0
Green Exchangeable Notes [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Green Exchangeable Notes [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Green Exchangeable Notes [Member] | 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	102,144
Green Exchangeable Notes [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0
2020 Credit Facility [Member]
Repayment schedule [Abstract]
Corporate debt	6,073
2020 Credit Facility [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	11
2020 Credit Facility [Member] | 2022 [member]
Repayment schedule [Abstract]
Corporate debt	0
2020 Credit Facility [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	2,036
2020 Credit Facility [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	2,036
2020 Credit Facility [Member] | 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	1,990
2020 Credit Facility [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	$ 0